Financial Instruments and Financial Risk Management - Additional Information (Detail) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding settlements payable	$ 45		$ 39		$ 43
Prepaid and other current assets	260		310		172
Trade accounts payable and other liabilities	2,333		2,290		$ 1,870
Free-standing derivatives not designated as hedging Instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Prepaid and other current assets	2
Trade accounts payable and other liabilities	6
Hedges of net investment in foreign operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign operations was designated in a net investment hedging relationship		$ 2.6		$ 4.1
Foreign exchange translation on investment in foreign operations	295		387
Sale and purchase contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding settlements receivable	557		687
Outstanding settlements payable	45		39
Embedded derivatives [member] | Notes Due 2024 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of embedded derivative	73		108
Embedded derivatives [member] | Contingent Zinc Escalation Payment Embedded Derivative [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of embedded derivative	34		43
Gold Stream Embedded Derivative [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of embedded derivative	$ 11		9
Percentage of ongoing payment containing embedded derivative	15.00%	15.00%
Silver Stream Embedded Derivative [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of ongoing payment containing embedded derivative	5.00%	5.00%
Fair value of embedded derivative	$ 1		3
Notes Due 2024 [member] | Derivatives not designated as hedging instruments and embedded derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on non-operating income (expense)	$ (42)		$ 51
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strengthening/Weakening of Canadian dollar against the U.S. dollar	0.10	0.10	0.10	0.10
Pre-tax loss (gain) from financial instruments due to foreign currency translation	$ 8		$ 3
Pre-tax loss (gain) in other comprehensive income from translation of foreign operations	408		157
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax gain (loss) from financial instruments due to interest rate change	$ 15		$ 10
Percentage decrease in commodity price risk	1.00%	1.00%	1.00%	1.00%
Commodity Price Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax gain (loss) from financial instruments due to interest rate change	$ 16		$ 26
Percentage of change in commodity price	10.00%	10.00%